                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
                                               -------------

Check here if Amendment [      ]; Amendment Number: ______
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Berkshire Hathaway Inc.
                  --------------------------
Address:          1440 Kiewit Plaza
                  --------------------------
                  Omaha, NE 68131
                  --------------------------

                  --------------------------

Form 13F File Number:                28-4545
                                       -----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  --------------------------
Title:            Vice President
                  --------------------------
Phone:            402-346-1400
                  --------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                         Omaha, NE                                   August 10, 2000
----------------------------------------    ------------------------------              ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name

          28-5194                                    General Re - New England Asset Management, Inc.
            ------                                   -----------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                 18
                                                              ------------

Form 13F Information Table Entry Total:                            48
                                                              ------------

Form 13F Information Table Value Total:                      $  28,458,418
                                                               -------------
                                                                  (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission. Included in this information is information regarding Berkshire's positions in two securities (M & T Bank Corporation and Torchmark Corporation) formerly included in its public Form 13F.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      NO.       FORM 13F FILE NUMBER             NAME

      1.        28-5678                          Berkshire Hathaway Life Insurance Co. of Nebraska
                -------                          -------------------------------------------------
      2.        28-5676                          BHG Life Insurance Co.
                -------                          ----------------------
      3.        28-719                           Blue Chip Stamps
                ------                           ----------------
      4.        28-554                           Buffett, Warren E.
                ------                           ------------------
      5.        28-1517                          Columbia Insurance Co.
                -------                          ----------------------
      6.        28-2226                          Cornhusker Casualty Co.
                -------                          -----------------------
      7.        28-6102                          Cypress Insurance Co.
                -------                          ---------------------
      8.        28-852                           GEICO Corp.
                ------                           -----------
      9.        28-101                           Government Employees Ins. Corp.
                ------                           -------------------------------
     10.        28-1066                          National Fire & Marine
                -------                          ----------------------
     11.        28-718                           National Indemnity Co.
                ------                           ----------------------
     12.        28-5006                          National Liability & Fire Ins. Co.
                -------                          ----------------------------------
     13.        28-6104                          Nebraska Furniture Mart
                -------                          -----------------------
     14.        28-717                           OBH Inc.
                ------                           --------
     15.        28-2740                          Plaza Investment Managers
                -------                          -------------------------
     16.        28-1357                          Wesco Financial Corp.
                -------                          ---------------------
     17.        28-3091                          Wesco Financial Ins. Co.
                -------                          ------------------------
     18.        28-3105                          Wesco Holdings Midwest, Inc.
                -------                          ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number: ______
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Berkshire Hathaway Life Insurance Co. of Nebraska
                  -------------------------------------------------
Address:          3024 Harney St.
                  -------------------------------------------------
                  Omaha, NE 68131
                  -------------------------------------------------

                  -------------------------------------------------

Form 13F File Number:                 28-5678
                                         ----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  -------------------
Title:            Assistant Secretary
                  -------------------
Phone:            402-346-1400
                  -------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                         Omaha, NE                                   August 10, 2000
----------------------------------------    ------------------------------              ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
             28-4545                                 Berkshire Hathaway Inc.
             ----------                              -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number: ______
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             BHG Life Insurance Company
                  --------------------------
Address:          3024 Harney St.
                  --------------------------
                  Omaha, NE 68131
                  --------------------------

                  --------------------------

Form 13F File Number:                 28-5676
                                         ----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  --------------------------
Title:            Assistant Secretary
                  --------------------------
Phone:            402-346-1400
                  --------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                         Omaha, NE                                   August 10, 2000
----------------------------------------    ------------------------------              ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
             28-4545                                 Berkshire Hathaway Inc.
             ---------                               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number: ______
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Blue Chip Stamps
                  --------------------------
Address:          301 E. Colorado Blvd.
                  --------------------------
                  Pasadena, CA 91101
                  --------------------------

                  --------------------------

Form 13F File Number:                  28-719
                                         ----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  --------------------------
Title:            Assistant Secretary
                  --------------------------
Phone:            402-346-1400
                  --------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                         Omaha, NE                                   August 10, 2000
----------------------------------------    ------------------------------              ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
             28-4545                                 Berkshire Hathaway Inc.
             ---------                               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number: ______
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Warren E. Buffett
                  --------------------------
Address:          1440 Kiewit Plaza
                  --------------------------
                  Omaha, NE 68131
                  --------------------------

                  --------------------------

Form 13F File Number:                  28-554
                                         ----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Warren E. Buffett
                  --------------------------

Title:            --------------------------
Phone:            402-346-1400
                  --------------------------
Signature, Place, and Date of Signing:

(s) Warren E. Buffett                       Omaha, NE                                   August 10, 2000
-----------------------------------         ------------------------------              ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
             28-4545                                 Berkshire Hathaway Inc.
             ---------                               -----------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                 0
                                                              -----------

Form 13F Information Table Entry Total:                            0
                                                              -----------

Form 13F Information Table Value Total:                      $     0
                                                              -----------
                                                               (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number:
                                                    ------
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Columbia Insurance Company
                  --------------------------
Address:          3024 Harney St.
                  --------------------------
                  Omaha, NE 68131
                  --------------------------

                  --------------------------

Form 13F File Number:                28-1517
                                     -------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  --------------------------
Title:            Treasurer
                  --------------------------
Phone:            402-346-1400
                  --------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                         Omaha, NE                                   August 10, 2000
----------------------------------------    ------------------------------              ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
               28-4545                               Berkshire Hathaway Inc.
               -------                               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number:
                                                    ------
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Cornhusker Casualty Company
                  ---------------------------
Address:          9290 West Dodge Rd.
                  ---------------------------
                  Omaha, NE 68114
                  ---------------------------

                  ---------------------------

Form 13F File Number:                28-2226
                                     -------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  --------------------------
Title:            Assistant Secretary
                  --------------------------
Phone:            402-346-1400
                  --------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                         Omaha, NE                                   August 10, 2000
----------------------------------------    ------------------------------              ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
               28-4545                               Berkshire Hathaway Inc.
               -------                               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number:
                                                    ------
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Cypress Insurance Company
                  --------------------------
Address:          1825 S. Grant St.
                  --------------------------
                  San Mateo, CA 94402
                  --------------------------

                  --------------------------

Form 13F File Number:                28-6102
                                     -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  --------------------------
Title:            Assistant Secretary
                  --------------------------
Phone:            402-346-1400
                  --------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                         Omaha, NE                                   August 10, 2000
----------------------------------------    ------------------------------              ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
              28-4545                                Berkshire Hathaway Inc.
              -------                                -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number:
                                                    ------
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             GEICO Corporation
                  --------------------------
Address:          One GEICO Plaza
                  --------------------------
                  Washington, DC 20076
                  --------------------------

                  --------------------------

Form 13F File Number:                28-852
                                     ------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Charles R. Davies
                  --------------------------
Title:            Vice President
                  --------------------------
Phone:            301-986-2652
                  --------------------------

Signature, Place, and Date of Signing:

(s) Charles R. Davies                       Washington, DC                              August 10, 2000
---------------------------------------     -----------------------                     ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
              28-4545                                Berkshire Hathaway Inc.
              -------                                -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number:
                                                    ------
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Government Employees Insurance Company
                  --------------------------------------
Address:          One GEICO Plaza
                  --------------------------------------
                  Washington, DC 20076-0001
                  --------------------------------------

                  --------------------------------------

Form 13F File Number:                28-101
                                     ------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Charles R. Davies
                  --------------------------
Title:            Vice President
                  --------------------------
Phone:            301-986-2652
                  --------------------------

Signature, Place, and Date of Signing:

(s) Charles R. Davies                       Washington, DC                              August 10, 2000
---------------------------------------     -----------------------                     ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
               28-4545                               Berkshire Hathaway Inc.
               -------                               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number:
                                                    ------
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             National Fire & Marine Insurance Company
                  ----------------------------------------
Address:          3024 Harney St.
                  ----------------------------------------
                  Omaha, NE 68131
                  ----------------------------------------

                  ----------------------------------------

Form 13F File Number:                 28-1066
                                      -------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  --------------------------
Title:            Treasurer
                  --------------------------
Phone:            402-346-1400
                  --------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                         Omaha, NE                                   August 10, 2000
----------------------------------------    ------------------------------              ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
               28-4545                               Berkshire Hathaway Inc.
               -------                               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number: ______
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             National Indemnity Company
                  --------------------------
Address:          3024 Harney St.
                  --------------------------
                  Omaha, NE 68131
                  --------------------------

                  --------------------------

Form 13F File Number:                28-718
                                     ------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  --------------------------
Title:            Treasurer
                  --------------------------
Phone:            402-346-1400
                  --------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                         Omaha, NE                                   August 10, 2000
----------------------------------------    ------------------------------              ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
         28-4545                                     Berkshire Hathaway Inc.
         -------                                     -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number: ______
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             National Liability & Fire Insurance Company
                  -------------------------------------------
Address:          3024 Harney St.
                  -------------------------------------------
                  Omaha, NE 68131
                  -------------------------------------------

                  -------------------------------------------

Form 13F File Number:                28-5006
                                     -------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  --------------------------
Title:            Treasurer
                  --------------------------
Phone:            402-346-1400
                  --------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                         Omaha, NE                                   August 10, 2000
----------------------------------------    ------------------------------              ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
         28-4545                                     Berkshire Hathaway Inc.
         -------                                     -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number: ______
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Nebraska Furniture Mart, Inc.
                  -----------------------------
Address:          700 South 72nd Street
                  -----------------------------
                  Omaha, NE 68114
                  -----------------------------

                  -----------------------------

Form 13F File Number:                28-6104
                                     -------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  --------------------------
Title:            Assistant Secretary
                  --------------------------
Phone:            402-346-1400
                  --------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                         Omaha, NE                                   August 10, 2000
----------------------------------------    ------------------------------              ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
         28-4545                                     Berkshire Hathaway Inc.
         -------                                     -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number: ______
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             OBH Inc.
                  --------------------------
Address:          1440 Kiewit Plaza
                  --------------------------
                  Omaha, NE 68131
                  --------------------------

                  --------------------------

Form 13F File Number:                28-717
                                     ------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  --------------------------
Title:            Vice President
                  --------------------------
Phone:            402-346-1400
                  --------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                         Omaha, NE                                   August 10, 2000
----------------------------------------    ------------------------------              ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
         28-4545                                     Berkshire Hathaway Inc.
         -------                                     -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number: ______
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Plaza Investment Managers, Inc.
                  -------------------------------
Address:          One GEICO Plaza
                  -------------------------------
                  Washington, DC 20076-0001
                  -------------------------------

                  -------------------------------

Form 13F File Number:               28-2740
                                       -----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Thomas M. Wells
                  --------------------------
Title:            Treasurer
                  --------------------------
Phone:            301-986-3433
                  --------------------------

Signature, Place, and Date of Signing:

(s) Thomas M. Wells                         Washington, DC                              August 10, 2000
------------------------------------------- -----------------------                     ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
         28-4545                                     Berkshire Hathaway Inc.
             ----------                              -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number: ______
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Wesco Financial Corporation
                  ---------------------------
Address:          301 E. Colorado Blvd.
                  ---------------------------
                  Pasadena, CA 91101
                  ---------------------------

                  ---------------------------

Form 13F File Number:               28-1357
                                       ----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeffrey L. Jacobson
                  --------------------------
Title:            Vice President
                  --------------------------
Phone:            626-585-6700
                  --------------------------

Signature, Place, and Date of Signing:

(s) Jeffrey L. Jacobson                     Pasadena, CA                                August 10, 2000
----------------------------------          -------------------------                   ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
         28-4545                                    Berkshire Hathaway Inc.
            ----------                              -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number: ______
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Wesco Financial Insurance Company
                  ---------------------------------
Address:          3024 Harney St
                  ---------------------------------
                  Omaha, NE 68131
                  ---------------------------------

                  ---------------------------------

Form 13F File Number:                 28-3091
                                       -----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  --------------------------
Title:            Assistant Secretary
                  --------------------------
Phone:            402-346-1400
                  --------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                         Omaha, NE                                   August 10, 2000
----------------------------------------    ------------------------------              ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
         28-4545                                     Berkshire Hathaway Inc.
             ----------                              -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [      ]; Amendment Number: ______
         This Amendment (Check only one.):   [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Wesco Holdings Midwest, Inc.
                  ----------------------------
Address:          1440 Kiewit Plaza
                  ----------------------------
                  Omaha, NE 68131
                  ----------------------------

                  ----------------------------

Form 13F File Number:               28-3105
                                       ----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  --------------------------
Title:            Treasurer
                  --------------------------
Phone:            402-346-1400
                  --------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                         Omaha, NE                                   August 10, 2000
----------------------------------------    ------------------------------              ---------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
         28-4545                                     Berkshire Hathaway Inc.
            -------                                  -----------------------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2000


                                                                       Column 6
                          Column                                   Investment Discretion                         Column 8
                            2               Column 4   Column 5    -------------------                       Voting Authority
                          Title  Column 3    Market    Shares or       (b)         (c)     Column 7          ----------------
Column 1                   of     CUSIP    Value (In   Principal   (a) Shared-     Shared-  Other            (a)     (b)     (c)
Name of Issuer            Class  Number    Thousands)  Amount $   Sole Defined     Other   Managers          Sole    Shared   None
--------------            -----  ------   -----------  --------   ---- -------     -----   --------          ----    ------   ----
American Express Co.       Com 025816 10 9    897,874  17,225,400         X               4,5,14          17,225,400
                                              416,720   7,994,634         X               4,10,14          7,994,634
                                            6,268,338 120,255,879         X               4,11,14        120,255,879
                                              101,284   1,943,100         X               4,3,14,16,17,18  1,943,100
                                               72,960   1,399,713         X               4,13,14          1,399,713
                                              145,532   2,791,974         X               4,14             2,791,974
Chubb Corp.                Com 171232 10 1    129,753   2,109,800         X               4,11,14          2,109,800
Citigroup                  Com 172967 10 1      8,487     140,867         X               4,1,2,6,11,14      140,867
                                              224,126   3,719,929         X               4,11,14          3,719,929
                                                5,900      97,919         X               4,12,14             97,919
                                               16,125     267,630         X               4,7,14             267,630
Coca Cola                  Com 191216 10 0     22,975     400,000         X               4,14               400,000
                                              102,009   1,776,000         X               4,12,14          1,776,000
                                              413,872   7,205,600         X               4,3,14,16,17,18  7,205,600
                                            2,305,633  40,141,600         X               4,5,14          40,141,600
                                            8,038,125 139,945,600         X               4,11,14        139,945,600
                                              524,933   9,139,200         X               4,10,14          9,139,200
                                               52,383     912,000         X               4,7,14             912,000
                                               27,570     480,000         X               4,13,14            480,000
Dun & Bradstreet Corp.     Com 26483B 10 6    462,016  16,140,300         X               4,11,14         16,140,300
                                              224,984   7,859,700         X               4,8,9,11,14,15   7,859,700
Edison International       Com 281020 10 7     18,880     921,000         X               4,5,14             921,000
First Data Corporation     Com 319963 10 4    438,883   8,844,000         X               4,8,9,11,14,15   8,844,000
                                               42,181     850,000         X               4,8,11,14,15       850,000
GATX Corp.                 Com 361448 10 3    154,384   4,540,700         X               4,11,14          4,540,700
                                               95,200   2,800,000         X               4,8,9,11,14,15   2,800,000
Gannett Inc.               Com 364730 10 1    217,526   3,636,800         X               4,11,14          3,636,800
The Gillette Co.           Com 375766 10 2  2,096,250  60,000,000         X               4,11,14         60,000,000
                                              726,700  20,800,000         X               4,5,14          20,800,000
                                              223,600   6,400,000         X               4,10,14          6,400,000
                                              223,600   6,400,000         X               4,3,14,16,17,18  6,400,000
                                               27,950     800,000         X               4,12,14            800,000
                                               55,900   1,600,000         X               4,7,14           1,600,000
Great Lakes Chemical Corp. Com 390568 10 3    220,500   7,000,000         X               4,8,9,11,14,15   7,000,000
                                           ----------
                                           25,003,153

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2000


                                                                        Column 6
                           Column                                   Investment Discretion                         Column 8
                             2               Column 4   Column 5    ---------------------                     Voting Authority
                           Title  Column 3    Market    Shares or       (b)         (c)    Column 7           ----------------
Column 1                    of     CUSIP    Value (In   Principal   (a) Shared-     Shared-  Other            (a)     (b)     (c)
Name of Issuer             Class  Number    Thousands)  Amount $   Sole Defined     Other   Managers          Sole    Shared   None
--------------             -----  ------   -----------  --------   ---- -------     -----   --------          ----    ------   ----
Jones Apparel Group Inc.    Com 480074 10 3    370,125  15,750,000         X               4,8,9,11,14,15  15,750,000
Liz Claiborne Inc.          Com 539320 10 1    172,531   4,894,500         X               4,11,14          4,894,500
Nike Inc.                   Com 654106 10 3    235,518   5,915,600         X               4,8,9,11,14,15   5,915,600
                                                20,902     525,000         X               4,8,11,14,15       525,000
Shaw Communications Inc.   C1 B 82028K 20 0    328,057  13,288,100         X               4,8,9,11,14,15  13,288,100
                                                12,344     500,000         X               4,8,11,14,15       500,000
Sun Trusts Banks Inc.       Com 867914 10 3    264,138   5,781,400         X               4,11,14          5,781,400
                                                39,291     860,000         X               4,5,14             860,000
Washington Post Co.        Cl B 939640 10 8    427,477     894,304         X               4,11,14                           894,304
                                                70,893     148,311         X               4,1,2,6,11,14                     148,311
                                               309,823     648,165         X               4,10,14                           648,165
                                                17,679      36,985         X               4,12,14                            36,985
Wesco Finl Corp.            Com 950817 10 6  1,169,133   5,703,087         X               4,3,14           5,703,087
Zenith National Ins. Corp.  Com 989390 10 9     17,354     816,655         X               4,11,14            816,655
                                            ----------
                                             3,455,265
                                           -----------
              GRAND TOTAL                  $28,458,418
                                           ===========